Company organization and operations	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company organization and operations
1. Company organization and operations:

Westport Fuel Systems Inc. (the “Company”, formerly known as Westport Innovations Inc.) was incorporated under the Business Corporations Act (Alberta) on March 20, 1995. On June 1, 2016, the Company merged with Fuel Systems Solutions, Inc. The Company engineers, manufactures and supplies alternative fuel systems and components for use in the transportation and industrial markets on a global basis. The Company 's components and systems control the pressure and flow of gaseous alternative fuels, such as propane and natural gas used in internal combustion engines. As discussed in note 6, the Company's Industrial business segment (excluding the electronics and high pressure product lines) was sold in 2017. The Company reclassified the comparative figures in the balance sheet as assets held for sale and reported the results of the operations of the Industrial businesses sold as discontinued operations in the consolidated statements of operations and comprehensive income (loss).